Additional information-Financial Statement Schedule I - Condensed statement of profit or loss (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Condensed statement of profit or loss
Finance income	£ 49,310	£ 1,352	£ 2,961
(Loss)/profit before income tax	(24,027)	(20,818)	27,476
Income tax expense	(68,189)	(2,415)	(8,595)
(Loss)/profit for the year	(92,216)	(23,233)	18,881
Parent
Condensed statement of profit or loss
Operating expenses	(4,253)	(2,964)	(3,455)
Income from shares in group undertakings	10,718	44,534	23,326
Finance income		82
(Loss)/profit before income tax	6,465	41,652	19,871
Income tax expense	(1)	(9)
(Loss)/profit for the year	£ 6,464	£ 41,643	£ 19,871